Segment and Revenue by Geography and By Major Customer - Schedule of Segment Operating Profit (Loss)s (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Segment Operating Profit (Loss) [Line items]
Revenues	$ 21,912	$ 17,335	$ 51,222	$ 56,876	$ 51,222
Cost of revenues	8,286	6,413	18,883	21,624	18,883
Gross profit	13,626	10,922	32,339	35,252	32,339
Research and development expenses	10,773	10,803	31,591	31,143	31,591
Sales and marketing expenses	5,297	5,201	15,974	15,704	15,974
General and administrative expenses	3,877	2,211	9,575	11,892
Change in earnout liability		744	81	(282)	81
Segment operating loss	(6,321)	(8,037)	(24,882)	(23,205)	(24,882)
Financial income (expenses), net	911	726	2,189	1,505	2,189
Loss before taxes on income	(5,410)	(7,310)	(22,692)	(21,700)	(22,692)
Depreciation and amortization expenses	598	743	2,271	1,825	2,271
Stock-based compensation	2,975	3,729	11,670	9,221	$ 11,670
CIB [Member]
Schedule of Segment Operating Profit (Loss) [Line items]
Revenues	14,045	13,226	37,802	38,125
Cost of revenues	4,656	4,081	11,836	11,902
Gross profit	9,389	9,145	25,966	26,223
Research and development expenses	6,224	7,058	20,217	20,022
Sales and marketing expenses	3,156	2,661	8,204	8,981
General and administrative expenses	2,164	2,025	6,257	6,455
Change in earnout liability		744	81	(282)
Segment operating loss	(2,155)	(3,343)	(8,793)	(8,953)
Depreciation and amortization expenses	424	525	1,595	1,289
Stock-based compensation	1,646	1,734	5,367	5,033
Automotive [Member]
Schedule of Segment Operating Profit (Loss) [Line items]
Revenues	7,867	4,109	13,420	18,751
Cost of revenues	3,630	2,332	7,047	9,722
Gross profit	4,237	1,777	6,373	9,029
Research and development expenses	4,549	3,745	11,374	11,121
Sales and marketing expenses	2,141	2,540	7,770	6,723
General and administrative expenses	1,713	186	3,318	5,437
Change in earnout liability
Segment operating loss	(4,166)	(4,694)	(16,089)	(14,252)
Depreciation and amortization expenses	174	218	676	536
Stock-based compensation	$ 1,329	$ 1,995	$ 6,303	$ 4,188